[SHIP [VANGUARD LOGO]
                                                                   P.O. BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

                                                                WWW.VANGUARD.COM


VIA EDGAR

August 22, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Vanguard Montgomery Funds (the "Registrant")
         File Number 811-22114

Ladies and Gentlemen:

We hereby transmit for filing pursuant to the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended ("1940 Act"), a registration statement on Form N-1A on behalf of the Registrant ("Registration Statement"). The Registrant is registering as a diversified, open-end investment company under the 1940 Act, and is electing to register an indefinite number of shares under the 1933 Act.

The Registration Statement includes two prospectuses for Vanguard Market Neutral Fund, a series of the Registrant (the "Fund"). The Fund will offer two separate classes of shares: Investor Shares and Institutional Shares. Each share class will be offered pursuant to a separate prospectus. The Registration Statement also includes a Statement of Additional Information ("SAI") for the Registrant.

The Fund is being formed through the proposed reorganization of Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, a series of Laudus Trust (File No. 811-05547). The outside front cover of each prospectus and SAI includes the pre-effective language required by Rule 481(b)(2) under the 1933 Act. The filing of a prospectus/proxy statement on Form N-14 relating to the proposed reorganization is also being filed today.

Pursuant to Rule 485(a) under the 1933 Act, the registration statement designates an effective date of November 6, 2007. Prior to the effective date of the Registration Statement, we will submit a filing pursuant to Rule 485(b) under the 1933 Act that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date that we have designated for this Rule 485(a) filing.



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Securities and Exchange Commission
August 22, 2007
Page 2






                                      * * *

Should the staff have any questions or comments regarding the enclosed materials, please call the undersigned at (610) 503-5693.

Sincerely,



Natalie S. Bej
Senior Counsel

Enclosures

cc:      Christian Sandoe, Esq.
         Securities and Exchange Commission